Net loss per share (Details) - Schedule of the diluted net loss per share are the same as the basic net loss per share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Anti-dilutive securities
Total anti-dilutive securities	96,390,115	91,150,983	96,390,115	91,150,983	87,937,024	67,196,093
Outstanding stock options – stock plan [Member]
Anti-dilutive securities
Total anti-dilutive securities	9,603,895	12,646,221	9,603,895	12,646,221	5,022,616	10,622,626
Non plan option grants [Member]
Anti-dilutive securities
Total anti-dilutive securities	155,556		155,556		175,000
Convertible Preferred Stock [Member]
Anti-dilutive securities
Total anti-dilutive securities	66,927,034	66,927,034	66,927,034	66,927,034	63,035,778	45,377,418
Warrants for Common Stock [Member]
Anti-dilutive securities
Total anti-dilutive securities	8,219,254	8,219,254	8,219,254	8,219,254	8,219,254	7,837,575
Warrants for Preferred Stock [Member]
Anti-dilutive securities
Total anti-dilutive securities	156,745	156,745	156,745	156,745	156,745	156,745
Options and RSAs exercised under notes receivables [Member]
Anti-dilutive securities
Total anti-dilutive securities	11,327,631	3,201,729	11,327,631	3,201,729	11,327,631	3,201,729